Consolidated statements of cash flows (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Bank overdrafts repayable on demand	€ 1,754	€ 1,223	€ 2,111